15. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Lease payments	The Company is committed to make lease payments for the rental of office space as follows:
2014	$296,734
2015	210,508
2016	211,165
2017	87,985
$806,392